Junior Subordinated Deferrable Interest Debentures (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended
	Mar. 26, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 27, 2008
Investments in and Advances to Affiliates, Balance, Principal Amount		$ 300,000
Guarantor Obligations, Maximum Exposure, Undiscounted		10,000,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust		12,738,549	10,300,000
Subordinated Borrowing, Interest Rate	6.40%
Debt Instrument, Interest Rate at Period End		3.40%	3.40%	3.46%
Interest Expense, Debt		355,000	353,000	368,000
Maximum Amount of Core Capital		25.00%
Liability Assumed		1,190,856
Trust Preferred Securities [Member]
Liability Assumed		3,093,000
Guaranteed Trust Preferred Securities [Member]
Liability Assumed		3,000,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate					3.15%
Ohio State Bancshares, Inc. [Member]
Debt Instrument, Interest Rate at Period End		3.08%
Effective Cost of the Debentures		6.61%
Ohio State Bancshares, Inc. [Member] | Trust Preferred Securities [Member]
Other Debt, Carrying Value		2,438,549
Ohio State Bancshares, Inc. [Member] | Trust Preferred Securities Secured by an Investment [Member]
Liability Assumed		$ 93,000
Ohio State Bancshares, Inc. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.85%